Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 24. Stock-Based Compensation
Effective February 4, 2015, the Company adopted an equity‑based compensation plan, the 2015 Equity Incentive Plan, as amended (the “2015 Plan”), authorizing the grant of equity-based awards (including stock options, restricted stock and RSUs) to its management, employees, non‑employee directors and other non-employees. Following the adoption of the 2015 Plan, no further grants were made under the Company's original plan adopted in 2013. On March 17, 2020, the Company amended and restated the 2015 Plan and the share pool reserved for grant and issuance under the 2015 Plan was amended to 67,570,890 shares of Class A Common Stock and 42,109,086 shares of Class B Common Stock. Upon closing of the Business Combination, the remaining unallocated share reserves under the 2013 Plan (as defined herein) and the 2015 Plan (as defined herein) were cancelled and no new awards will be granted under either the 2013 Plan or the 2015 Plan. Awards outstanding under the 2013 Plan and the 2015 Plan were assumed by WeWork Inc. upon the closing of the Business Combination and continue to be governed by the terms of the 2013 Plan and the 2015 Plan. In connection with the Business Combination each holder of Legacy WeWork options and RSUs received an equivalent award adjusted based on the Exchange Ratio that vests in accordance with the original terms of the award.
In connection with the Business Combination, the 2021 Equity Incentive Plan (the “2021 Plan”) was adopted by Legacy BowX's Board of Directors on September 19, 2021, and was approved by shareholders on October 19, 2021. The 2021 Plan became effective on the closing of the Business Combination. The 2021 Plan allows for the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock or cash based awards for issuance to its employees, non-employee directors and non-employee third parties. 39,657,781 shares of Class A Common Stock were initially reserved for issuance pursuant to the 2021 Plan. The number of shares of Class A Common Stock available for issuance under the 2021 Plan may, subject to the approval of the Company's board of directors, increase on January 1 of each year beginning January 1, 2022, but not after October 20, 2031, in an amount equal to the lesser of (i) a number equal to the excess (if any) of (A) 39,657,781 over (B) the number of shares of Class A Common Stock then reserved for issuance under the 2021 Plan immediately prior to such January 1, and (ii) such smaller number of shares of Class A Common Stock as is determined by the board; provided, however, that the total number of shares of Class A Common Stock reserved for issuance (inclusive of any shares allocated to outstanding awards) may not exceed 63,452,448. Shares subject to awards that were subsequently forfeited, expired, cancelled, as well as shares withheld by the Company to pay for exercise price and tax obligations (under the 2021 Plan as well as the 2013 Plan and 2015 Plan) are recycled into the 2021 plan for issuance provided that the plan does not exceed 63,452,448 shares.
As of December 31, 2022 and 2021, awards with respect to 8,187,698 and 1,491,319 shares of Class A Common Stock, respectively, have been granted, net of cancellations, under the 2021 Plan.
In connection with the Business Combination, the 2021 Employee Stock Purchase Plan (“ESPP”) was adopted by Legacy BowX's Board of Directors on September 19, 2021, and was approved by shareholders on October 19, 2021. 7,931,556 shares of Class A Common Stock were initially reserved for issuance pursuant to the ESPP. The number of shares of Class A Common Stock available for issuance under the ESPP may, subject to the approval of the Company's board of directors, increase on January 1 of each year beginning January 1, 2023, but not after October 20, 2031, by 7,931,556 less any shares authorized but not issued under the ESPP as of the date of such increase, provided that the number of shares of common stock reserved for issuance under the ESPP may not exceed 72,000,000 shares. As of December 31, 2022 and 2021, no shares have been issued under the ESPP.
Stock‑Based Compensation Expense - The stock-based compensation expense related to employees and non-employee directors recognized for the following instruments and transactions are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Service-based restricted stock units	$37	$29	$8
Service-based vesting stock options(1)	8	13	28
Service, performance and market-based vesting restricted stock units(2)(3)	1	5	—
Service, performance and market-based vesting stock options(2)	2	13	1
WeWork Partnerships Profits Interest Units	—	102	1
2021 Tender Offer	—	48	—
2020 Tender Offer	—	—	9
2020 Option Repricing	1	1	1
PacificCo LTEIP exit event	—	—	11
Other	—	3	4
Total	$49	$214	$63

(1)Includes $1 million of stock-based compensation expense recognized during the year ended December 31, 2022 for service-based option awards granted by the LatamCo subsidiary under the 2022 LatamCo 2022 ESOP (as discussed and defined below).
(2)Includes a reversal of stock-based compensation expense previously recorded of $5 million and $3 million for unvested options and unvested RSUs, respectively, that were forfeited during the year ended December 31, 2022. No reversal of stock-based compensation expense previously recorded for unvested options and RSUs forfeited was recorded during the years ended December 31, 2021 and 2020.
(3)Includes a $1 million reversal of stock-based compensation expense previously recorded due to fair value adjustments resulting from the reassessment of performance vesting conditions during the year ended December 31, 2022.
The stock-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Location operating expenses	$6	$15	$9
Selling, general and administrative expenses	43	95	42
Restructuring and other related (gains) costs	—	104	12
Total stock-based compensation expense	$49	$214	$63

The stock-based compensation expense related to non-employee contractors for services rendered are reported in Selling, general and administrative expenses and include the following instruments and transactions:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Service-based vesting stock options(1)	$—	$(2)	$2
ChinaCo ordinary share subscription rights	—	—	6
Total	$—	$(2)	$8

(1)The $2 million recovery recognized during the year ended December 31, 2021 was related to expense previously taken for unvested options that were forfeited. For the years ended December 31, 2022, 2021 and 2020, there were none, $0.1 million and $0.4 million, respectively, of expenses relating to stock options awarded to non-employees relating to goods received and services provided. These expenses were capitalized and recorded as a component of Property and equipment, net on the Consolidated Balance Sheets.
Restricted Stock — The Company reflects restricted stock and RSUs as issued and outstanding shares of common stock when vested and when the Class A Common Stock has been delivered to the individual. The following table summarizes the Company's restricted stock and RSU activity for the year ended December 31, 2022:

		Weighted Average
	Shares	Grant Date Value
Unvested, December 31, 2021	12,230,623	7.36
Granted	10,712,311	6.43
Vested	(3,733,105)	5.73
Forfeited/canceled	(5,528,070)	8.93
Unvested, December 31, 2022	13,681,759	$6.10

RSU grants are primarily time-based awards that vest annually over a three-to-seven-year service period. The awards are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.
The fair value of restricted stock and RSUs that vested during the years ended December 31, 2022, 2021 and 2020 was $5 million, $14 million and $2 million, respectively.
As of December 31, 2022, there was $54 million of total unrecognized stock‑based compensation expense related to unvested RSUs awarded to employees and non-employee directors expected to be recognized over a weighted‑average period of approximately 1.8 years.
Below is a breakdown of the Company's unvested RSU balance as of December 31, 2022:

December 31,
2022
Service-based grants(1)	10,632,046
Executive Service and Performance-based grants	1,708,716
Executive Service, Performance and Market-based grants(1)	1,340,997
Total	13,681,759

(1)For awards in which the liquidity-based performance vesting condition was deemed satisfied upon the closing of the Business Combination in 2021, the Company recognized the compensation cost on a straight-line basis over the requisite service period, with a cumulative catch-up upon the closing of the Business Combination for service already provided.
Executive Service and Performance-based Conditions
Of the unvested award balance, 826,190 unvested RSUs relate to a 1,239,285 service- and performance-based RSU award granted during the year ended December 31, 2021. Each RSU represents the right to receive one share of the Company’s Class A Common Stock when fully vested. These RSUs have a seven-year contractual term and contain a performance condition which was satisfied upon the closing of the Business Combination. The RSUs are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.
Executive Service, Performance and Market-based Conditions
During the years ended December 31, 2022 and 2021, the Company granted to certain employees RSU awards, vesting in Class A Common Stock, containing service, performance, and market-based vesting conditions. Upon the closing of the Business Combination in 2021, these RSUs are eligible to vest following the achievement of either: (a) a performance-based vesting condition tied to unlevered free cash flow (as defined in the award), or (b) a market-based vesting condition on the share price of the Company's Class A Common Stock. The fair value of the awards with performance and market-based conditions was estimated using a Monte Carlo simulation to address the path-dependent nature of the market-based vesting conditions. Based on the award term, equity value, expected volatility, risk-free rate, and a series of random variables with a normal distribution, the future equity value is simulated to develop a large number of potential paths of the future equity value. Each path within the simulation includes the measurement of the 90-trading day average future equity value to determine whether the market-based conditions are met. The unrecognized expense associated with these RSUs is approximately $1 million and is expected to be recognized over a weighted average period of 1 year.
The Company recognizes the compensation cost of awards subject to service and performance-based vesting conditions including a market condition using the accelerated attribution method. For tranches in which the performance-based vesting conditions are probable, the Company recognizes the compensation cost for each tranche using the highest associated grant date fair value over the longer of (a) the explicit requisite service period, or (b) the shorter of the implied performance or derived market-based requisite service periods, with a cumulative catch-up upon the closing of the Business Combination for service already provided. For tranches in which the performance-based vesting conditions are not probable, the Company recognizes the compensation cost for each tranche over the longer of the explicit service or derived market-based requisite service periods, with a cumulative catch-up upon the closing of the Business Combination for service already provided.
In 2018, certain former executives of the Company were issued 624,631 shares of restricted Class A Common Stock in exchange for recourse promissory notes with principal balances totaling $20 million as of December 31, 2018, included as a component of equity. During the year ended December 31, 2020, the Company forgave loans and interest totaling $13 million, resulting in a $0 impact to equity as of December 31, 2021.
In 2019, certain former executives of the Company were issued 93,886 shares of restricted Class A Common Stock in exchange for recourse promissory notes with principal balances totaling $2 million as of December 31, 2019, included as a component of equity. During fiscal year 2020, $2 million in loans and accrued interest were settled through cash repayments of principal and interest totaling $1 million, the surrendering to the Company of 53,280 shares of Class A Common Stock totaling $0 million and the forgiveness of $1 million which was recognized as a component of restructuring and other related (gains) costs on the accompanying Consolidated Statements of Operations. These restricted shares were scheduled to vest over a five year period and were subject to repurchase by the Company during the vesting period at the original issue price. The loans settled in full during 2020 included interest rates of 2.6%.
Profits Interest Units and Noncontrolling Partnership Interests in the WeWork Partnership — In July and August 2019, Legacy WeWork issued 39,116,872 WeWork Partnerships Profits Interest Units in the WeWork Partnership, at a weighted average per-unit distribution threshold of $63.30 and a weighted-average per-unit preference amount of $16.87, and canceled certain existing stock option awards held by the WeWork Partnerships Profits Interests grantees. 35,090,905 of the WeWork Partnerships Profits Interest Units were issued to Mr. Neumann, with the remainder issued to certain former members of management. Each holder of WeWork Partnerships Profits Interest Units in the WeWork Partnership was also granted one share of Legacy WeWork’s Class C Common Stock per WeWork Partnerships Profits Interests. The WeWork Partnerships Profits Interest Units granted were subject to certain time-based, market-based and/or performance-based vesting conditions.
In October 2019, upon receipt of the $1.5 billion under the 2019 Warrant, Legacy WeWork modified 649,831 WeWork Partnerships Profits Interests held by Mr. Neumann which had vested prior to his resignation as Chief Executive Officer in September 2019, to reduce the per-unit distribution threshold from $77.90 to $23.23 and to reduce the per-unit catch-up base amount from $46.43 to $23.23. In October 2019, Legacy WeWork also came to a final agreement with Mr. Neumann regarding modification to the remaining 34,441,074 of his WeWork Partnerships Profits Interest Units award and determined that (i) 6,349,406 additional WeWork Partnerships Profits Interest Units would be modified to reduce the per-unit distribution threshold from $77.90 to $23.23, to reduce the per-unit catch-up base amount from $46.43 to $23.23, and to be immediately vested, (ii) 12,896,795 WeWork Partnerships Profits Interest Units would be modified to reduce the per-unit distribution threshold from $59.65 to $25.48, to reduce the per-unit catch-up base amount from $46.43 to $25.48, and to vest monthly over a two year period immediately following a change in control or initial public offering of Legacy WeWork, contingent on compliance with the restrictive covenants and other obligations set forth in Mr. Neumann's non-competition and non-solicitation agreement and (iii) the remaining 15,194,872 WeWork Partnerships Profits Interest Units were forfeited.
In February 2021, in connection with the Settlement Agreement, as defined in Note 27, the remaining 12,896,795 unvested WeWork Partnerships Profits Interest Units held by Mr. Neumann in the WeWork Partnership became fully vested. In addition, all of Mr. Neumann's 19,896,032 WeWork Partnerships Profits Interests were amended to reduce the per-unit catch-up base amount to $0 and to reduce the per-unit distribution threshold to $10.38 (subject to downward adjustment based on closing date pricing if a de-SPAC or initial public offering occurs). As a result of this modification, Legacy WeWork recorded $102 million of Restructuring and other related (gains) costs in its Consolidated Statements of Operations for the three-months ended March 31, 2021. The distribution threshold was adjusted downward based on closing date pricing of the Business Combination discussed in Note 3. In connection with the Business Combination, Mr. Neumann elected to convert his WeWork Partnerships Profits Interest Units into WeWork Partnership Class A Common Units. See Note 10 for details on the WeWork Partnerships Profits Interest Units conversion.
As of December 31, 2022 and 2021, there were no unvested WeWork Partnerships Profits Interest Units outstanding relating to other former members of management.
The economic terms of the WeWork Partnerships Profits Interest Units give the holder an economic interest in the future growth and appreciation of the Company’s business and are intended to replicate, in certain respects, the economics of incentive stock options, while providing more efficient tax treatment for both the Company and the holder.
Holders can also, at the election of the holder, (a) convert their vested WeWork Partnerships Profits Interest Units into WeWork Partnership Class A Common Units, or (b) exchange (along with the corresponding shares of the Company's Class C Common Stock) their WeWork Partnerships Profits Interest Units for (at the Company's election) shares of the Company’s Class A Common Stock or cash of an equivalent value. When the WeWork Partnership makes distributions to its partners, the holders of vested WeWork Partnerships Profits Interest Units are generally entitled to share in those distributions with the other partners, including the wholly-owned subsidiaries of WeWork Inc. that hold partnership interests, once the aggregate amount of distributions since the WeWork Partnerships Profits Interest Units were issued equals the “aggregate distribution threshold” with respect to those WeWork Partnerships Profits Interest Units. The “aggregate distribution threshold” with respect to any WeWork Partnerships Profits Interest Units issued equals the liquidation value of the WeWork Partnership when such WeWork Partnerships Profits Interest Units were issued, and such amount was determined based on a valuation of the WeWork Partnership performed by a third-party valuation firm. Once a WeWork Partnerships Profits Interest Units holder is entitled to share in distributions (because prior distributions have been made in an amount equal to the aggregate distribution threshold), the holder is entitled to receive distributions in an amount equal to a “preference amount”, which is a set dollar amount per WeWork Partnerships Profits Interest Units equal to the difference between the WeWork Partnerships Profits Interests “per-unit distribution threshold” (which is the per-profits-interest equivalent of the aggregate distribution threshold, as determined by a third-party valuation firm) and its “catch-up base amount”, and thereafter shares pro rata in distributions with other partners in the WeWork Partnership.
Holders can also (a) convert their vested WeWork Partnerships Profits Interest Units into WeWork Partnerships Class A Common Units, or (b) exchange (along with the corresponding shares of the Company's Class C Common Stock), their vested WeWork Partnerships Profits Interest Units, for (at the Company's election) shares of the Company's Class A Common Stock or cash of an equivalent value. Similar to their entitlement to distributions, as described above, holders of vested WeWork Partnerships Profits Interest Units can receive value through such an exchange only to the extent the value of the WeWork Partnership has increased above the aggregate distribution threshold. This is measured by comparing the value of a share of the Company’s Class A Common Stock on the day of exchange to the per-unit distribution threshold for the exchanged WeWork Partnerships Profits Interest Units. If, on the day that a WeWork Partnerships Profits Interest Units is exchanged, the value of a share of the Company’s Class A Common Stock exceeds the per-unit distribution threshold for the exchanged WeWork Partnerships Profits Interest Units, then the holder is entitled to receive that difference plus the “preference amount” for the WeWork Partnerships Profits Interest Units (subject to certain downward adjustments for prior distributions by the WeWork Partnership).
Upon the exchange of WeWork Partnerships Profits Interest Units in the WeWork Partnership for shares of Class A Common Stock or the forfeiture of WeWork Partnerships Profits Interest Units in the WeWork Partnership, the corresponding shares of Class C Common Stock will be redeemed. Shares of Class C Common Stock cannot be transferred other than in connection with the transfer of the corresponding WeWork Partnerships Profits Interest Units in the WeWork Partnership.
The redemption value of the WeWork Partnerships Profits Interest Units in the WeWork Partnership are measured based upon the aggregate redemption value and takes into account the proportion of employee services rendered under the WeWork Partnerships Profits Interest Units vesting provisions. The redemption value will vary from period to period based upon the fair value of the Company and are accounted for as a component of noncontrolling interests within the equity section of the Consolidated Balance Sheets through reclassifications to and from additional paid-in-capital.
As of December 31, 2022, there were 42,057 vested WeWork Partnerships Profits Interest Units outstanding. However, the overall redemption value of outstanding WeWork Partnerships Profits Interest Units and the corresponding noncontrolling interest in the WeWork Partnership was zero as of December 31, 2022 and 2021, as the fair market value of the Company’s stock as of December 31, 2022 and 2021, was less than the per-unit distribution threshold for the outstanding WeWork Partnerships Profits Interest Units. As the fair market value of the Company’s stock increases above the distribution threshold, the WeWork Partnerships Profits Interest Units will be dilutive to the Company’s ownership percentage in the WeWork Partnership.
The following table summarizes the WeWork Partnerships Profits Interest Units activity during the year ended December 31, 2022:

	Number of	Weighted-	Weighted-	Aggregate
	WeWork	Average	Average	Intrinsic
	Partnerships	Distribution	Preference	Value
	Profits Interest Units	Threshold	Amount	(In millions)
Outstanding, December 31, 2021	42,057	$59.65	$13.22	$—
Granted	—	$—	$—	—
Exchanged/redeemed	—	$—	$—	—
Forfeited/canceled	—	$—	$—	—
Outstanding, December 31, 2022	42,057	$59.65	$13.22	$—
Exercisable, December 31, 2022	42,057	$59.65	$13.22	$—
Vested and expected to vest, December 31, 2022	42,057	$59.65	$13.22	$—

There were no WeWork Partnerships Profits Interest Units granted during the years ended December 31, 2022 and 2021.
As of December 31, 2022, there was no unrecognized stock‑based compensation expense from outstanding WeWork Partnerships Profits Interest Units.
Stock Options
Service-based Vesting Conditions
The stock options outstanding noted below consist primarily of time‑based options to purchase Class A Common Stock, the majority of which vest over a three to five year period and have a ten-year contractual term. These awards are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.
The following table summarizes the stock option activity during the year ended December 31, 2022:

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Shares	Price	Life in Years	(In millions)
Outstanding, December 31, 2021	11,585,025	$7.15	6.4	$49
Granted	43,755	$6.06
Exercised	(1,909,903)	$2.50
Forfeited/canceled	(3,242,350)	$10.99
Expired	(108,024)	$8.60
Outstanding, December 31, 2022	6,368,503	$6.54	5.9	$—
Excercisable, December 31, 2022	4,661,547	$7.74	5.5	$—
Vested and expected to vest, December 31, 2022	6,350,686	$6.54	5.9	$—
Vested and exercisable, December 31, 2022	4,661,547	$7.74	5.5	$—

During the year ended December 31, 2022, 43,755 options were granted with a weighted average grant date fair value of $6.06. During the year ended December 31, 2021, no options were granted. During the year ended December 31, 2020, 23,704,178 options were granted with a weighted average grant date fair value of $2.02.
The total intrinsic value of options exercised during the years ended December 31, 2022, 2021 and 2020 was $7 million, $133 million and $1 million, respectively.
The 43,755 options granted during the year ended December 31, 2022 were valued using the Black-Scholes Model. Of the stock options granted during the year ended December 31, 2020, 1,304,290 stock options were valued using the Black-Scholes Model and a single option approach and the remaining 22,399,888 stock options granted had an original exercise price greater than the fair market value of the Company's common stock on the date of grant and therefore the Company estimated the fair value of these awards using the binomial model.
During the year ended December 31, 2021, no options were granted. The assumptions used to value stock options issued during the years ended December 31, 2022 and 2020, were as follows (these assumptions exclude the options exchange in the 2020 Option Repricing):

	December 31,
	2022	2020
Fair value of common stock	$ 6.26	$ 2.51 - 2.54
Weighted average expected term (years)	4.23	6.22
Weighted average expected volatility	50.0%	51.0%
Risk-free interest rate	1.52%	0.30% - 1.02%
Dividend yield	—	—

As of December 31, 2022, the unrecognized stock‑based compensation expense from outstanding options awarded to employees and non-employee directors was approximately $5  million, expected to be recognized over a weighted‑average period of approximately 2.8 years.
As of December 31, 2022, there was no unrecognized expense related to stock options awarded to non-employee contractors and consultants.
As of December 31, 2022, there was no unrecognized cost to be capitalized and recorded as a component of property and equipment on the Consolidated Balance Sheets.
Service, Performance and Market-based Conditions
During the year ended December 31, 2020, the Company granted to certain employees options to purchase Class A Common Stock containing both service and performance-based vesting conditions, as well as a market-based exercisability condition. These stock options have a ten-year contractual term. These stock options will be eligible to vest following the achievement of either: (a) a performance-based vesting condition tied to unlevered free cash flow (as defined in the award), or (b) a performance-based vesting condition tied to a capital raise (as defined in the award) or the Company's Class A Common Stock becoming publicly traded on any national securities exchange and a market condition tied to the Company's valuation, at three to four distinct threshold levels over a distinct performance period from 2020 through 2024. Stock options that have become eligible to vest will then vest at the end of a three to five-year service period. These stock options are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company.
During the year ended December 31, 2021, the Company modified 13 million options (which represented all outstanding options at the time of the modification) held by 38 employees to purchase Class A Common Stock containing both service and performance-based vesting conditions (including a market-based vesting condition). The Company modified the market-based condition to be based on the share price of the Company's Class A Common Stock: (i) after the Company becomes (or becomes a subsidiary of) a publicly traded company with shares traded on the New York Stock Exchange, Nasdaq, or other similar national exchange, by either (a) an initial public offering, or (b) a Public Company Acquisition (as defined in the agreement), or (ii) if the Company's Class A Common Stock is not publicly traded on any national securities exchange, the share price shall be measured only as of the closing date of a Capital Raise Transaction (as defined in the agreement). The Company applied modification accounting under ASC 718, which resulted in a new measurement of compensation cost, and the original grant-date fair value of the award is no longer used to measure compensation cost for the award. The market-based weighted‑average fair value on the new measurement date amounted to $3.19, an increase of $1.40 per option. The modified liquidity-based performance condition associated with (a) and (b) above was deemed satisfied upon the closing of the Business Combination.
The following table summarizes the activity of these option grants during the year ended December 31, 2022:

Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Shares	Price	Life in Years	(In millions)
Outstanding December 31, 2021	7,652,585	$2.54	8.4	—
Granted	—	$—
Exercised	—	$—
Forfeited/canceled	(2,478,572)	$2.54
Outstanding, December 31, 2022	5,174,013	$2.54	7.3	$—
Exercisable, December 31, 2022	—	$—		$—
Vested and expected to vest, December 31, 2022	—	$—		$—
Vested and exercisable, December 31, 2022	—	$—		$—

The fair value of the awards with a performance-based vesting condition was estimated using a two-step binomial option pricing model to capture the impact of the value the underlying common stock based on the Company’s complex capital structure and the post-vesting exercise behavior of the subject awards, which were captured by applying a suboptimal exercise factor of 2.5-times the exercise price and post-vesting forfeiture rate of 10 percent.
The fair value of the awards with performance and market-based conditions was estimated using a Monte Carlo simulation to address the path-dependent nature of the market-based vesting conditions. Based on the award term, equity value, expected volatility, risk-free rate, and a series of random variables with a normal distribution, the future equity value is simulated to develop a large number of potential paths of the future equity value. Each path within the simulation includes the measurement of the 90-trading day average future equity value to determine whether the market-based conditions are met, and the future value of the award based on applying a sub-optimal exercise factor of 2.5-times the exercise price to capture post-vesting, early exercise behavior.
There were no stock options with performance-based vesting conditions (including market conditions) granted during the years ended December 31, 2022 and 2021.
The Company recognizes the compensation cost of awards subject to service and performance-based vesting conditions including a market condition using the accelerated attribution method. For tranches in which the performance-based vesting conditions are probable, the Company recognizes the compensation cost for each tranche using the highest associated grant date fair value over the longer of (a) the explicit requisite service period, or (b) the shorter of the implied performance or derived market-based requisite service periods, with a cumulative catch-up upon the closing of the Business Combination for service already provided. For tranches in which the performance-based vesting conditions are not probable, the Company recognizes the compensation cost for each tranche over the longer of the explicit service or derived market-based requisite service periods, with a cumulative catch-up upon the closing of the Business Combination for service already provided.
As of December 31, 2022, the unrecognized stock‑based compensation expense from outstanding options was approximately $2 million, expected to be recognized over a weighted‑average period of approximately 1 year.
2020 Option Repricing
In June 2020, the Compensation Committee of Legacy WeWork's Board of Directors approved a one-time repricing of stock options granted during February and March 2020 from an exercise price of $4.85 per share to an exercise price of $2.55 per share (the "2020 Option Repricing"). As a result of the 2020 Option Repricing, 5,690 grantees exchanged 30,343,908 stock options with an exercise price of $4.85 per share for 30,343,908 stock options with an exercise price of $2.55 per share. The 2020 Option Repricing was subject to modification accounting under ASC 718. Modifications to stock-based awards are treated as an exchange of the original award for a new award with total compensation equal to the grant-date fair value of the original award plus any incremental value of the modification. The incremental value is based on the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. In connection with this modification, the Company recorded an incremental stock-based compensation charge of $1 million during each of the years ended December 31, 2022, 2021 and 2020. As of December 31, 2022, the unrecognized stock-based compensation expense from the modification was less than $1 million, expected to be recognized over a weighted average period of less than a year.
2020 Tender Offer — In October 2019, in connection with the SoftBank Transactions, the Company entered into an agreement with SBG pursuant to which, SVF II launched a tender offer in November 2019 to purchase $3 billion of the Company's equity securities (including securities underlying vested options, exercisable warrants and convertible notes) from eligible equity holders of the Company, at a price of $23.23 per share (the "2020 Tender Offer").
Pursuant to the contract, the 2020 Tender Offer was scheduled to expire in April 2020. The closure of the 2020 Tender Offer was contingent on satisfaction of certain conditions as of the expiration date.
In April 2020, SVF II terminated and withdrew their offer to purchase the Company's equity securities because it asserted the failure of various conditions to its obligations to close the 2020 Tender Offer. A special committee of independent directors of Legacy WeWork's board of directors, acting in the name of the Company, filed a complaint in the Court of Chancery of the State of Delaware against SBG and SoftBank Vision Fund asserting claims in relation to SBG’s withdrawal of the 2020 Tender Offer. On February 25, 2021, all parties entered into a settlement agreement, the terms of which resolved the litigation. See Note 27 for details regarding the settlement agreement.
During the year ended December 31, 2020, and in connection with the 2020 Tender Offer the Company modified the liquidity event condition with respect to 393,064 RSUs (with respect to which the service-based vesting condition had been satisfied) held by 659 grantees, such that those RSUs would have become fully vested immediately prior to the closing of the 2020 Tender Offer and settled in Legacy WeWork Class A Common Stock that would have been able to be tendered in the 2020 Tender Offer. The Company accounted for the modification in accordance with ASC 718 and recognized $1 million of incremental compensation cost during the year ended December 31, 2020.
During the years ended December 31, 2022, 2021 and 2020, the Company recorded none, none and $8 million, respectively, of additional stock-based compensation expense relating to the 2020 Tender Offer, with none, none and $1 million, respectively, recorded as a reduction of additional paid in capital. The additional expense was recorded based on management's assessment of the likely consummation of the 2020 Tender Offer and management's estimate of the number of shares that would be acquired from employees, former employees and contractors of the Company at a price per share of $23.23, which price was above the fair market value of the shares. As of March 31, 2020, other current liabilities included a balance of $133 million relating to the 2020 Tender Offer. In April 2020, SVF II terminated and withdrew their offer to purchase the Company's equity securities as described above. As such, during the three months ended June 30, 2020, the total $133 million was reclassified to additional paid in capital.
2021 Tender Offer — In March 2021, in connection with the Settlement Agreement, as described in Note 27, the Company entered into an agreement with SoftBank pursuant to which SVF II launched a tender offer to purchase $922 million of the Company's equity securities (including senior preferred stock, acquisition preferred stock and common stock, including shares underlying vested options, exercisable warrants and convertible notes with an exercise or conversion price less than the purchase price, in each case outstanding as of the determination date, and shares subject to certain RSUs with respect to which the service-based vesting condition had been satisfied as of the determination date) from equity holders of the Company, at a price of $23.23 per share (the "2021 Tender Offer").
During the three months ended March 31, 2021 and in connection with the 2021 Tender Offer, the Company modified the liquidity event condition with respect to 490,837 RSUs (with respect to which the service-based vesting condition had been satisfied) held by 1,774 grantees, such that those RSUs became fully vested immediately prior to the closing of the 2021 Tender Offer and settled in Class A Common Stock that were able to be tendered in the 2021 Tender Offer. The Company accounted for the modification in accordance with ASC 718 and recognized $2 million of incremental compensation cost during the three months ended March 31, 2021.
The tender offer was completed in April 2021 and as a result 4.2 million shares of Class A Common Stock were acquired primarily from employees of the Company at a price per share of $23.23, which resulted in approximately $46 million of additional stock-based compensation expense, and $46 million recorded as a reduction of additional paid in capital during the three months ended March 31, 2021, and $93 million recorded as a liability within other current liabilities on the Consolidated Balance Sheets as of March 31, 2021. The additional stock-based compensation expense was recorded as the shares were purchased from employees at a price above the fair market value of the shares. The liability recorded as of March 31, 2021 was resolved through an increase to additional paid in capital in April 2021 upon completion of the tender.
Stock-Based Awards to Non-Employees — From time to time, the Company issues common stock, restricted stock or stock options to acquire common stock to non-employee contractors for services rendered. The stock options and shares of common stock granted, vested, exercised, forfeited/canceled during the years ended December 31, 2022, 2021 and 2020 are included in the above tables together with the employee awards.
Stock-Based Awards Issued by Consolidated Variable Interest Entities — The tables above do not include any grants issued by the Company's consolidated subsidiaries.
JapanCo
In November 2019, JapanCo adopted a long-term equity incentive plan (the “JapanCo 2019 LTEIP”), authorizing the grant of awards for employee interests (including restricted interest units and interest appreciation rights, collectively "Employee Interests") to its employees, officers, directors and consultants. The maximum number of Employee Interests that may be granted under the JapanCo’s 2019 LTEIP is 4,210,568. Employee Interests are notional non-voting membership interests (mochibun) of JapanCo, where one Employee Interest shall be treated as equal to a 0.000001 membership interest (mochibun) of Japan. All awards under the JapanCo 2019 LTEIP that vest will be settled in local currency of the participating subsidiary of JapanCo. During the years ended December 31, 2022, 2021 and 2020 there were a total of 798,512, 767,232 and 1,762,919 interest appreciation rights, respectively, granted under the JapanCo 2019 LTEIP with a weighted-average exercise price of $3.24 and a weighted-average grant date fair value of $1.48. The fair value of the interest appreciation rights was estimated using a binomial option pricing model that incorporates post-vesting early exercise behavior with a sub-optimal exercise factor of 2.5-times the exercise price and a post-vesting forfeiture rate of 10 percent.
Payment in respect of any interest appreciation right is conditioned upon the occurrence of an Exit Event (as defined in the JapanCo 2019 LTEIP). In addition, awards will generally time-vest over a five year employment service period. Each interest appreciation right entitles the grantee to the increase, if any, from the exercise price (fair market value) to the fair market value at the Exit Event in cash or shares of JapanCo. As of December 31, 2022, there were a total of 2,508,372 interest appreciation rights outstanding under the JapanCo 2019 LTEIP. The unrecognized stock-based compensation expense from outstanding interest appreciation rights awarded under the JapanCo 2019 LTEIP was approximately $4 million as of December 31, 2022, which to the extent the other vesting conditions are met, will only be recognized when the Exit Event occurs. As a result, there was no stock-based compensation expense recognized during the years ended December 31, 2022, 2021 and 2020 associated with the JapanCo 2019 LTEIP.
LatamCo
On August 30, 2022, the management board and shareholders of LatamCo approved and adopted an Employee Stock Option Plan (“LatamCo 2022 ESOP”), authorizing the grant of option awards to its employees, officers, directors, and consultants. The maximum number of options that may be granted under the LatamCo 2022 ESOP is 618,487. Each option granted represents a non-voting Class B share in the share capital of the Company, with a nominal value of EUR0.00001 each. The awards are subject to a right-of-first refusal where recipients are able to sell vested shares to the Company and major shareholders. In addition, Participants are not allowed to sell or transfer vested options until the effective date of a Corporate Transaction (as defined by the LatamCo 2022 ESOP).
During the fiscal year ended December 31, 2022, there were 472,565 options granted under the LatamCo 2022 ESOP with a weighted-average exercise price of $18.00 and a weighted-average grant date fair value of $4.04. The fair value of the grants was estimated using a binomial option pricing model that incorporates the post-vesting early exercise behavior with a sub-optimal exercise factor of 2.5-times the exercise price, a discount for lack of marketability to account for the post-exercise restriction, and a post-vesting forfeiture rate of 5 percent.
The following table summarizes the stock option activity during the year ended December 31, 2022:

			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Life in Years
Outstanding December 31, 2021	—	$—	0.0
Granted	472,565	$18.00
Exercised	—	$—
Forfeited/canceled	(22,500)	$18.00
Outstanding, December 31, 2022	450,065	$18.00	9.7
Exercisable, December 31, 2022	119,974	$18.00	9.7
Vested and expected to vest, December 31, 2022	450,065	$18.00	9.7
Vested and exercisable, December 31, 2022	119,974	$18.00	9.7

As of December 31, 2022, there were a total of 450,065 options outstanding under the LatamCo 2022 ESOP. The unrecognized stock-based compensation expense associated with these awards is approximately $1 million as of December 31, 2022, expected to be recognized over a weighted average period of 2.8 years.
ChinaCo
In April 2017, the Company's previously consolidated subsidiary, ChinaCo, granted a shareholder, in connection with services to be provided by a consultant affiliated with such shareholder, the right to subscribe to 10,000,000 of ChinaCo's Class A ordinary shares which were originally scheduled to vest annually over a five year period and had a grant date value of $3.51 per ChinaCo Class A ordinary share. The consultant is also a member of the Company's and ChinaCo's Board of Directors; however, the services required per the terms of grant were greater in scope than the individual's responsibilities as a standard director. As of September 30, 2020, a total of 2,000,000 of these shares were vested and issued. On October 2, 2020, pursuant to the ChinaCo Agreement and immediately prior to the ChinaCo Deconsolidation, an additional 2,000,000 shares in ChinaCo were issued to the consultant and the remaining 6,000,000 unvested ChinaCo ordinary shares were cancelled.
During the year ended December 31, 2020, the Company recorded $6 million of selling, general and administrative expenses, associated with the rights to subscribe to ChinaCo ordinary shares granted to non-employee contractors for services rendered. Prior to the ChinaCo Deconsolidation, this expense was recorded as an increase in the equity allocated to Noncontrolling interests on the Company's Consolidated Balance Sheets. Subsequent to the ChinaCo Deconsolidation the Company did not incur any related expenses.
In November 2018, ChinaCo adopted a long-term equity incentive plan (the “ChinaCo 2018 LTEIP”), authorizing the grant of equity-based awards (including restricted stock units and stock appreciation rights) to ChinaCo employees, officers, directors and consultants. The ChinaCo Deconsolidation on October 2, 2020 was an Exit Event as defined in the ChinaCo 2018 LTEIP and resulted in the forfeiture of the stock appreciation rights for no consideration as their exercise price was in excess of the implied price per share in the ChinaCo Deconsolidation. As a result of the ChinaCo Deconsolidation, the ChinaCo 2018 LTEIP was terminated and no further awards may be made under the ChinaCo 2018 LTEIP.
PacificCo
In May 2019, PacificCo adopted a long-term equity incentive plan (the “PacificCo 2019 LTEIP”), authorizing the grant of equity-based awards (including restricted stock units and stock appreciation rights) to its employees, officers, directors and consultants. As of December 31, 2019, there were a total of 2,843,225 stock appreciation rights outstanding under the PacificCo 2019 LTEIP and there were 78,275 stock appreciation rights forfeited during the three months ended March 31, 2020. The PacificCo Roll-up transaction, completed in April 2020, was an Exit Event as defined in the PacificCo 2019 LTEIP and resulted in the then-vested stock appreciation rights which were in-the-money based on the implied price per share in the PacificCo Roll-up being settled in cash totaling payments of $1 million. As a result of the completion of the PacificCo Roll-up, the PacificCo 2019 LTEIP was terminated and no further awards may be made under the PacificCo 2019 LTEIP.